Offerings - Offering: 1	Jun. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	550,000
Proposed Maximum Offering Price per Unit	14.45
Maximum Aggregate Offering Price	$ 7,947,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,097.55
Offering Note	Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $14.45, which is the average of the high and low prices of the Common Stock on June 16, 2026, on the Nasdaq Global Select Market.